Other Intangible Asset and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 0	$ 390
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		600
Accumulated amortization		(210)
Other intangibles, net		$ 390